Note 04 - Cash and Cash Equivalents (Table)	6 Months Ended
Jun. 30, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]	All Contexts Value "
June 30, 2011		December 31, 2010

	Cash		1,925	1,974
	Investments - Brazilian Reais (1)		12,226	7,819
	Investments - U.S. dollars (2)		7,538	7,840

			21,689	17,633

(1)   Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2)  Comprised primarily by Time Deposit and securities with fixed income.

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